Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Marketable securities measured at fair value at June 30, 2012 and June 30, 2011 totaled $10,322 and $10,881, respectively. These marketable securities are held in a rabbi trust for a non-qualified deferred compensation plan. The marketable securities are included in other assets on the consolidated balance sheets and their fair values were derived using quoted market prices (Level 1 in the fair value hierarchy).